Commitments (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Registration Payment Arrangement [Line Items]
Consultant fees, Per month	$ (283,851)	$ (86,116)
Consulting Agreement One [Member]
Registration Payment Arrangement [Line Items]
Effective Date		Apr. 01, 2013
Consultant fees, Per month		4,570
Services provided for Period		One year
Lease Agreements [Member]
Registration Payment Arrangement [Line Items]
Effective Date		Sep. 10, 2013
Payament of lease premises		2,285
Consulting Agreement Two [Member]
Registration Payment Arrangement [Line Items]
Effective Date		Oct. 01, 2013
Consultant fees, Per month		$ 9,258
Services provided for Period		One year